FI - Own credit gains/(losses) on fair value option elected instruments (Details 17) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial instruments
Gains/(losses) recorded into AOCI	SFr 3,700	SFr 6,863
Gains/(losses) recorded into AOCI, Cumulatively	(828)
Gains/(losses) recorded into AOCI transferred to net income	(9,161)	(31)
Due to banks and customer deposits
Financial instruments
Gains/(losses) recorded into AOCI	(32)	57
Gains/(losses) recorded into AOCI, Cumulatively	(31)
Gains/(losses) recorded into AOCI transferred to net income	0	0
Short-term borrowings
Financial instruments
Gains/(losses) recorded into AOCI	(21)	19
Gains/(losses) recorded into AOCI, Cumulatively	(47)
Gains/(losses) recorded into AOCI transferred to net income	1	0
Long-term debt
Financial instruments
Gains/(losses) recorded into AOCI	3,753	6,787
Gains/(losses) recorded into AOCI, Cumulatively	(750)
Gains/(losses) recorded into AOCI transferred to net income	(9,162)	(31)
Long-term debt - of which structured notes over two years
Financial instruments
Gains/(losses) recorded into AOCI	(2,094)	2,667
Gains/(losses) recorded into AOCI, Cumulatively	(672)
Gains/(losses) recorded into AOCI transferred to net income	(137)	(31)
Long-term debt - of which treasury debt over two years
Financial instruments
Gains/(losses) recorded into AOCI	6,406	3,522
Gains/(losses) recorded into AOCI, Cumulatively	3
Gains/(losses) recorded into AOCI transferred to net income	SFr (9,025)	SFr 0